Related Party Transactions and Balance (Details Textual)					12 Months Ended
	Jul. 01, 2018 USD ($)	Jul. 01, 2018 CNY (¥)	Mar. 15, 2018 USD ($)	Mar. 15, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Related Party Transaction [Line Items]
Purchases from related party					$ 656,840	$ 1,261,493
Borrowed amount					1,208,331
Hangzhou Lianluo [Member]
Related Party Transaction [Line Items]
Purchases from related party					42,000	$ 204	$ 3,760
Outstanding rental payable to related party					$ 75,834
Borrowings loans description					The Company borrowed $942,500 from Hangzhou Lianluo, repaid $0; the loans are non-interest bearing. In addition, the above loans due at February 1, 2020, March 6 and April 7, 2020 has been extended, interest-free and without specific repayment date, which is based upon both parties' agreement as of the date of this report.	The loan balance was zero. During 2018, the Company borrowed $3,682,592 carrying an annual interest rate of 5%-8% and was fully settled through debt offset agreement among the Company, Hangzhou Lianluo and DGHKT.
Borrowed amount					$ 931,450
Annual rental					35,892	$ 39,942
Digital Grid Technology Co [Member]
Related Party Transaction [Line Items]
Borrowed amount					33,000
Repayment of the loan and related interest					0
Hangzhou Lianluo [Member]
Related Party Transaction [Line Items]
Annual rental	$ 84,447		$ 5,200,000
Lease period	1 year	1 year	1 year	1 year
Remaining loan balance			$ 6,000,000
Hangzhou Lianluo [Member] | RMB [Member]
Related Party Transaction [Line Items]
Annual rental | ¥		¥ 580,788		¥ 34,300,000
Lease period	1 year	1 year	1 year	1 year
Mr. Ping Chen [Member]
Related Party Transaction [Line Items]
Sale of equipment					$ 9,588
Ownership interest					51.00%
Outstanding rental payable to related party					$ 10,708
Borrowed amount					243,881
Borrowing from related party					387	$ 182
Borrowed debt					143,301
Digital Grid Hong Kong Technology Co Limited [Member]
Related Party Transaction [Line Items]
Borrowings loans description			Pursuant to an agreement dated December 27, 2018, the Company, DGHKT, Hangzhou Lianluo agreed that the outstanding amount owed by DGHKT to us of RMB35.6 million be repaid by Hangzhou Lianluo on behalf of DGHKT, to the Company. This repayment is agreed to be settled in the form of offset against the amount owed by the Company to Hangzhou Lianluo of RMB35.6 million (equivalent to $5.2 million).	Pursuant to an agreement dated December 27, 2018, the Company, DGHKT, Hangzhou Lianluo agreed that the outstanding amount owed by DGHKT to us of RMB35.6 million be repaid by Hangzhou Lianluo on behalf of DGHKT, to the Company. This repayment is agreed to be settled in the form of offset against the amount owed by the Company to Hangzhou Lianluo of RMB35.6 million (equivalent to $5.2 million).
Borrowed amount					$ 33,000